AllianzGI Small-Cap Blend Fund
AllianzGI Small-Cap Blend Fund

ALLIANZ FUNDS

Supplement Dated May 7, 2015

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 29, 2014 (as revised December 22, 2014)

Disclosure Relating to AllianzGI Small-Cap Blend Fund

Within the Fund Summary relating to AllianzGI Small-Cap Blend Fund (for purposes of this paragraph only, the “Fund”), the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Small-Cap Blend Fund		Class A	Class C	Institutional Class	Class P	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Small-Cap Blend Fund		Class A	Class C	Institutional Class	Class P	Class D
Management Fees		1.05%	1.05%	0.95%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.32%	2.07%	0.97%	1.07%	1.32%
Expense Reductions	[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reductions		1.26%	2.01%	0.91%	1.01%	1.26%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Effective March 9, 2015, AGIFM has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of its advisory fee ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.06% to 0.59%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Small-Cap Blend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	940	1,228	2,048
Class C	304	643	1,108	2,395
Institutional Class	93	303	530	1,184
Class P	103	334	584	1,300
Class D	128	412	718	1,585

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Small-Cap Blend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	940	1,228	2,048
Class C	204	643	1,108	2,395
Institutional Class	93	303	530	1,184
Class P	103	334	584	1,300
Class D	128	412	718	1,585

Please retain this Supplement for future reference.